Exhibit 99
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-1
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2005-1 Indenture Supplement, dated as of September 16, 2005, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on September 15, 2008.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September 2008.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-1
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jul-08 to 23-Aug-08
Record Date:	31-Aug-08
Payment Date:	15-Sep-08

TRUST ACTIVITY	TRUST TOTALS
1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	6,413,675

3. Beginning of Monthly Period Principal Receivables, including any additions or removals during the Monthly Period	$7,119,530,395.96

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning of Monthly Period Invested Amount of Collateral Certificates	NA

5. Beginning of Monthly Period Excess Funding Amount	$0.00

6a. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

6b. Beginning of Monthly Period Required Pool Balance	$5,174,989,000.00

7. Beginning of Monthly Period Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,459,530,002.46

9. Principal Collections	$6,514,943,208.30

10. Gross Default Amount	$23,611,100.91

11. End of Monthly Period Principal Receivables	$7,040,506,089.21

12. End of Monthly Period Invested Amount of Collateral Certificates	$0.00

13. End of Monthly Period Excess Funding Account Amount	$0.00

14. End of Monthly Period Pool Balance	$7,040,506,089.21

15. End of Monthly Period Required Pool Balance	$5,174,989,000.00

16. End of Monthly Period Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,404,722

TRUST PERFORMANCE

1. Principal Collections	$6,514,943,208.30

2. Principal Payment Rate	91.51%

3. Net Default Amount	$17,476,709.91

4. Annualized Net Default Rate	2.92%

5. Finance Charge Collections	$201,493,088.91

6. Trust Portfolio Yield (Net of Defaults)	30.77%

7. Delinquencies

31 - 60 Days Delinquent	$95,802,161.49

61 - 90 Days Delinquent	$33,292,021.71

90+ Days Delinquent	$59,376,940.21

Total 30+ Days Delinquent	$188,471,123.41

TRANSFEROR AMOUNT

1. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

2. Beginning of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning of Monthly Period Transferor Amount	$1,944,541,395.96

4. End of Monthly Period Pool Balance	$7,040,506,089.21

5. End of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

6. End of Monthly Period Transferor Amount	$1,865,517,089.21

7. End of Monthly Period Required Transferor Amount	$1,056,075,913.38

SERIES 2005-1 NOMINAL LIQUIDATION AMOUNT

1. Beginning of Monthly Period Series 2005-1 Nominal Liquidation Amount	$600,000,000.00

2. Reimbursement of previous reductions in the Series 2005-1 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Balance	$0.00

6. Payments of principal of the Series 2005-1 Notes	$0.00

7. End of Monthly Period Series 2005-1 Nominal Liquidation Amount	$600,000,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTAL	GROUP TOTAL
1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$201,493,088.91	$116,431,631.28

3. Interest		$10,178,415.12

4. Net Default Amount		$10,098,817.06

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2005-1 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Principal Funding Account Balance		$0.00

5. Series 2005-1 Floating Allocation Percentage		8.43%

6. Series 2005-1 Finance Charge Collections		$16,980,874.67

7. Series 2005-1 Reallocation Group A Finance Charge Collections		$16,795,766.82

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2005-1 Available Finance Charge Collections		$16,795,766.82

11. Series 2005-1 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2005-1 LIBOR Determination Date		08/13/2008

13. Series 2005-1 Monthly Interest (15-Aug-08 to 14-Sep-08)		$1,299,354.66

14. Series 2005-1 Servicing Fee paid to the servicer		$1,000,000.00

15. Series 2005-1 Default Amount		$1,472,853.60

16. Series 2005-1 Principal Allocation Percentage		8.43%

17. Series 2005-1 Allocation of Principal Collections		549,048,280.94

18. Series 2005-1 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2005-1 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

APPLICATION OF SERIES 2005-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2005-1 Available Finance Charge Collections	$16,795,766.82

2. Class A Notes ($558,000,000)	$1,199,750.84

a. Class A Monthly Interest (Note Interest Rate: 2.49688%)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($12,000,000)	$27,351.09

a. Class B Monthly Interest (Note Interest Rate: 2.64688%)
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($30,000,000)	$72,252.73

a. Class C Monthly Interest (Note Interest Rate: 2.79688%)
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2005-1 Servicing Fee paid to servicer	$1,000,000.00

6. Amount equal to Series 2005-1 Default Amount treated as Series 2005-1 Available Principal Collections	$1,472,853.60

7. Amount equal to unreimbursed reductions in the Series 2005-1 Nominal Liquidation Amount treated as Series 2005-1 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-1 notes treated as Series 2005-1 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$13,023,558.56

12. Remaining amount paid to the holder of the Transferor Interest	$13,023,558.56

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2005-1

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2005-1 Servicing Fee	$0.00

6. Amount equal to Series 2005-1 Default Amount treated as Series 2005-1 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2005-1 Nominal Liquidation Amount treated as Series 2005-1 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-1 Notes treated as Series 2005-1 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2005-1 Principal Allocation Percentage	8.43%

2. Series 2005-1 Principal Collections	$549,048,280.94

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2005-1 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$549,048,280.94

5. Other amounts treated as Series 2005-1 Available Principal Collections	$1,472,853.60

6. Series 2005-1 Available Principal Collections (total of items 4 and 5)	$550,521,134.54

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$550,521,134.54

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2005-1

1. Series 2005-1 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:	$0.00

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2005-1 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Accumulation Reserve Account target amount	$0.00

5. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

6. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2005-1 Portfolio Yield
Current Monthly Period	30.07%
Prior Monthly Period	30.23%
Second Prior Monthly Period	29.57%

2. Series 2005-1 Quarterly Portfolio Yield	29.96%

3. Series 2005-1 Base Rate
Current Monthly Period	4.51%
Prior Monthly Period	4.51%
Second Prior Monthly Period	4.52%

4. Series 2005-1 Quarterly Base Rate	4.51%

5. Series 2005-1 Excess Spread Percentage
Current Monthly Period	25.55%
Prior Monthly Period	25.73%
Second Prior Monthly Period	25.05%

6. Series 2005-1 Quarterly Excess Spread Percentage	25.44%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	91.51%
Prior Monthly Period	88.90%
Second Prior Monthly Period	89.62%

8. Quarterly Principal Payment Rate	90.01%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-2
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2005-2 Indenture Supplement, dated as of September 16, 2005, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on September 15, 2008.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September 2008.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-2
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jul-08 to 23-Aug-08
Record Date:	31-Aug-08
Payment Date:	15-Sep-08

TRUST ACTIVITY	TRUST TOTALS
1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	6,413,675

3. Beginning of Monthly Period Principal Receivables, including any additions or removals during the Monthly Period	$7,119,530,395.96

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning of Monthly Period Invested Amount of Collateral Certificates	NA

5. Beginning of Monthly Period Excess Funding Amount	$0.00

6a. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

6b. Beginning of Monthly Period Required Pool Balance	$5,174,989,000.00

7. Beginning of Monthly Period Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,459,530,002.46

9. Principal Collections	$6,514,943,208.30

10. Gross Default Amount	$23,611,100.91

11. End of Monthly Period Principal Receivables	$7,040,506,089.21

12. End of Monthly Period Invested Amount of Collateral Certificates	$0.00

13. End of Monthly Period Excess Funding Account Amount	$0.00

14. End of Monthly Period Pool Balance	$7,040,506,089.21

15. End of Monthly Period Required Pool Balance	$5,174,989,000.00

16. End of Monthly Period Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,404,722

TRUST PERFORMANCE

1. Principal Collections	$6,514,943,208.30

2. Principal Payment Rate	91.51%

3. Net Default Amount	$17,476,709.91

4. Annualized Net Default Rate	2.92%

5. Finance Charge Collections	$201,493,088.91

6. Trust Portfolio Yield (Net of Defaults)	30.77%

7. Delinquencies

31 - 60 Days Delinquent	$95,802,161.49

61 - 90 Days Delinquent	$33,292,021.71

90+ Days Delinquent	$59,376,940.21

Total 30+ Days Delinquent	$188,471,123.41

TRANSFEROR AMOUNT

1. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

2. Beginning of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning of Monthly Period Transferor Amount	$1,944,541,395.96

4. End of Monthly Period Pool Balance	$7,040,506,089.21

5. End of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

6. End of Monthly Period Transferor Amount	$1,865,517,089.21

7. End of Monthly Period Required Transferor Amount	$1,056,075,913.38

SERIES 2005-2 NOMINAL LIQUIDATION AMOUNT

1. Beginning of Monthly Period Series 2005-2 Nominal Liquidation Amount	$600,000,000.00

2. Reimbursement of previous reductions in the Series 2005-2 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Balance	$0.00

6. Payments of principal of the Series 2005-2 Notes	$0.00

7. End of Monthly Period Series 2005-2 Nominal Liquidation Amount	$600,000,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTAL	GROUP TOTAL
1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$201,493,088.91	$116,431,631.28

3. Interest		$10,178,415.12

4. Net Default Amount		$10,098,817.06

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2005-2 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Principal Funding Account Balance		$0.00

5. Series 2005-2 Floating Allocation Percentage		8.43%

6. Series 2005-2 Finance Charge Collections		$16,980,874.67

7. Series 2005-2 Reallocation Group A Finance Charge Collections		$16,818,345.16

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2005-2 Available Finance Charge Collections		$16,818,345.16

11. Series 2005-2 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2005-2 LIBOR Determination Date		08/13/2008

13. Series 2005-2 Monthly Interest (15-Aug-08 to 14-Sep-08)		$1,321,933.00

14. Series 2005-2 Servicing Fee paid to the servicer		$1,000,000.00

15. Series 2005-2 Default Amount		$1,472,853.60

16. Series 2005-2 Principal Allocation Percentage		8.43%

17. Series 2005-2 Allocation of Principal Collections		549,048,280.94

18. Series 2005-2 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2005-2 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

APPLICATION OF SERIES 2005-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2005-2 Available Finance Charge Collections	$16,818,345.16

2. Class A Notes ($558,000,000)	$1,218,970.84

a. Class A Monthly Interest (Note Interest Rate: 2.53688%)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($12,000,000)	$28,384.43

a. Class B Monthly Interest (Note Interest Rate: 2.74688%)
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($30,000,000)	$74,577.73

a. Class C Monthly Interest (Note Interest Rate: 2.88688%)
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2005-2 Servicing Fee paid to servicer	$1,000,000.00

6. Amount equal to Series 2005-2 Default Amount treated as Series 2005-2 Available Principal Collections	$1,472,853.60

7. Amount equal to unreimbursed reductions in the Series 2005-2 Nominal Liquidation Amount treated as Series 2005-2 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-2 notes treated as Series 2005-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$13,023,558.56

12. Remaining amount paid to the holder of the Transferor Interest	$13,023,558.56

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2005-2

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2005-2 Servicing Fee	$0.00

6. Amount equal to Series 2005-2 Default Amount treated as Series 2005-2 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2005-2 Nominal Liquidation Amount treated as Series 2005-2 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-2 Notes treated as Series 2005-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2005-2 Principal Allocation Percentage	8.43%

2. Series 2005-2 Principal Collections	$549,048,280.94

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2005-2 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$549,048,280.94

5. Other amounts treated as Series 2005-2 Available Principal Collections	$1,472,853.60

6. Series 2005-2 Available Principal Collections (total of items 4 and 5)	$550,521,134.54

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$550,521,134.54

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2005-2

1. Series 2005-2 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:	$0.00

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2005-2 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Accumulation Reserve Account target amount	$0.00

5. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

6. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2005-2 Portfolio Yield
Current Monthly Period	30.11%
Prior Monthly Period	30.28%
Second Prior Monthly Period	29.61%

2. Series 2005-2 Quarterly Portfolio Yield	30.00%

3. Series 2005-2 Base Rate
Current Monthly Period	4.56%
Prior Monthly Period	4.55%
Second Prior Monthly Period	4.56%

4. Series 2005-2 Quarterly Base Rate	4.56%

5. Series 2005-2 Excess Spread Percentage
Current Monthly Period	25.55%
Prior Monthly Period	25.73%
Second Prior Monthly Period	25.04%

6. Series 2005-2 Quarterly Excess Spread Percentage	25.44%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	91.51%
Prior Monthly Period	88.90%
Second Prior Monthly Period	89.62%

8. Quarterly Principal Payment Rate	90.01%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-1
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2007-1 Indenture Supplement, dated as of November 01, 2007, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on September 15, 2008.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September 2008.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-1
MONTHLY SERVICER STATEMENT

Monthly Period: Record Date: Payment Date:	24-Jul-08 to 23-Aug-08 31-Aug-08 15-Sep-08

TRUST ACTIVITY	TRUST TOTALS
1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	6,413,675

3. Beginning of Monthly Period Principal Receivables, including any additions or removals during the Monthly Period	$7,119,530,395.96

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning of Monthly Period Invested Amount of Collateral Certificates	NA

5. Beginning of Monthly Period Excess Funding Amount	$0.00

6a. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

6b. Beginning of Monthly Period Required Pool Balance	$5,174,989,000.00

7. Beginning of Monthly Period Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,459,530,002.46

9. Principal Collections	$6,514,943,208.30

10. Gross Default Amount	$23,611,100.91

11. End of Monthly Period Principal Receivables	$7,040,506,089.21

12. End of Monthly Period Invested Amount of Collateral Certificates	$0.00

13. End of Monthly Period Excess Funding Account Amount	$0.00

14. End of Monthly Period Pool Balance	$7,040,506,089.21

15. End of Monthly Period Required Pool Balance	$5,174,989,000.00

16. End of Monthly Period Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,404,722

TRUST PERFORMANCE

1. Principal Collections	$6,514,943,208.30

2. Principal Payment Rate	91.51%

3. Net Default Amount	$17,476,709.91

4. Annualized Net Default Rate	2.92%

5. Finance Charge Collections	$201,493,088.91

6. Trust Portfolio Yield (Net of Defaults)	30.77%

7. Delinquencies

31 - 60 Days Delinquent	$95,802,161.49

61 - 90 Days Delinquent	$33,292,021.71

90+ Days Delinquent	$59,376,940.21

Total 30+ Days Delinquent	$188,471,123.41

TRANSFEROR AMOUNT

1. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

2. Beginning of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning of Monthly Period Transferor Amount	$1,944,541,395.96

4. End of Monthly Period Pool Balance	$7,040,506,089.21

5. End of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

6. End of Monthly Period Transferor Amount	$1,865,517,089.21

7. End of Monthly Period Required Transferor Amount	$1,056,075,913.38
SERIES 2007-1 NOMINAL LIQUIDATION AMOUNT

1. Beginning of Monthly Period Series 2007-1 Nominal Liquidation Amount	$1,000,000,000.00

2. Reimbursement of previous reductions in the Series 2007-1 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Balance	$0.00

6. Payments of principal of the Series 2007-1 Notes	$0.00

7. End of Monthly Period Series 2007-1 Nominal Liquidation Amount	$1,000,000,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTAL	GROUP TOTAL
1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$201,493,088.91	$116,431,631.28

3. Interest		$10,178,415.12

4. Net Default Amount		$10,098,817.06

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2007-1 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Principal Funding Account Balance		$0.00

5. Series 2007-1 Floating Allocation Percentage		14.05%

6. Series 2007-1 Finance Charge Collections		$28,301,457.78

7. Series 2007-1 Reallocation Group A Finance Charge Collections		$28,158,708.60

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2007-1 Available Finance Charge Collections		$28,158,708.60

11. Series 2007-1 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2007-1 LIBOR Determination Date		08/13/2008

13. Series 2007-1 Monthly Interest (15-Aug-08 to 14-Sep-08)		$2,331,355.00

14. Series 2007-1 Servicing Fee paid to the servicer		$1,666,666.67

15. Series 2007-1 Default Amount		$2,454,755.99

16. Series 2007-1 Principal Allocation Percentage		14.05%

17. Series 2007-1 Allocation of Principal Collections		915,080,468.23

18. Series 2007-1 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2007-1 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

APPLICATION OF SERIES 2007-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2007-1 Available Finance Charge Collections	$28,158,708.60

2. Class A Notes ($930,000,000)	$2,135,726.40

a. Class A Monthly Interest (Note Interest Rate: 2.66688%)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($30,000,000)	$77,936.07

a. Class B Monthly Interest (Note Interest Rate: 3.01688%)
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($40,000,000)	$117,692.53

a. Class C Monthly Interest (Note Interest Rate: 3.41688%)
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2007-1 Servicing Fee paid to servicer	$1,666,666.67

6. Amount equal to Series 2007-1 Default Amount treated as Series 2007-1 Available Principal Collections	$2,454,755.99

7. Amount equal to unreimbursed reductions in the Series 2007-1 Nominal Liquidation Amount treated as Series 2007-1 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-1 notes treated as Series 2007-1 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$21,705,930.94

12. Remaining amount paid to the holder of the Transferor Interest	$21,705,930.94

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2007-1

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2007-1 Servicing Fee	$0.00

6. Amount equal to Series 2007-1 Default Amount treated as Series 2007-1 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2007-1 Nominal Liquidation Amount treated as Series 2007-1 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-1 Notes treated as Series 2007-1 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2007-1 Principal Allocation Percentage	14.05%

2. Series 2007-1 Principal Collections	$915,080,468.23

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2007-1 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$915,080,468.23

5. Other amounts treated as Series 2007-1 Available Principal Collections	$2,454,755.99

6. Series 2007-1 Available Principal Collections (total of items 4 and 5)	$917,535,224.22

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$917,535,224.22

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2007-1

1. Series 2007-1 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:	$0.00

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2007-1 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Accumulation Reserve Account target amount	$0.00

5. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

6. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2007-1 Portfolio Yield
Current Monthly Period	30.26%
Prior Monthly Period	30.43%
Second Prior Monthly Period	29.75%

2. Series 2007-1 Quarterly Portfolio Yield	30.15%

3. Series 2007-1 Base Rate
Current Monthly Period	4.71%
Prior Monthly Period	4.70%
Second Prior Monthly Period	4.71%

4. Series 2007-1 Quarterly Base Rate	4.71%

5. Series 2007-1 Excess Spread Percentage
Current Monthly Period	25.56%
Prior Monthly Period	25.74%
Second Prior Monthly Period	25.04%

6. Series 2007-1 Quarterly Excess Spread Percentage	25.44%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	91.51%
Prior Monthly Period	88.90%
Second Prior Monthly Period	89.62%

8. Quarterly Principal Payment Rate	90.01%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-2
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2007-2 Indenture Supplement, dated as of November 01, 2007, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on September 15, 2008.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September 2008.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-2
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jul-08 to 23-Aug-08
Record Date:	31-Aug-08
Payment Date:	15-Sep-08

TRUST ACTIVITY	TRUST TOTALS
1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	6,413,675

3. Beginning of Monthly Period Principal Receivables, including any additions or removals during the Monthly Period	$7,119,530,395.96

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning of Monthly Period Invested Amount of Collateral Certificates	NA

5. Beginning of Monthly Period Excess Funding Amount	$0.00

6a. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

6b. Beginning of Monthly Period Required Pool Balance	$5,174,989,000.00

7. Beginning of Monthly Period Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,459,530,002.46

9. Principal Collections	$6,514,943,208.30

10. Gross Default Amount	$23,611,100.91

11. End of Monthly Period Principal Receivables	$7,040,506,089.21

12. End of Monthly Period Invested Amount of Collateral Certificates	$0.00

13. End of Monthly Period Excess Funding Account Amount	$0.00

14. End of Monthly Period Pool Balance	$7,040,506,089.21

15. End of Monthly Period Required Pool Balance	$5,174,989,000.00

16. End of Monthly Period Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,404,722

TRUST PERFORMANCE

1. Principal Collections	$6,514,943,208.30

2. Principal Payment Rate	91.51%

3. Net Default Amount	$17,476,709.91

4. Annualized Net Default Rate	2.92%

5. Finance Charge Collections	$201,493,088.91

6. Trust Portfolio Yield (Net of Defaults)	30.77%

7. Delinquencies

31 - 60 Days Delinquent	$95,802,161.49

61 - 90 Days Delinquent	$33,292,021.71

90+ Days Delinquent	$59,376,940.21

Total 30+ Days Delinquent	$188,471,123.41

TRANSFEROR AMOUNT

1. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

2. Beginning of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning of Monthly Period Transferor Amount	$1,944,541,395.96

4. End of Monthly Period Pool Balance	$7,040,506,089.21

5. End of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

6. End of Monthly Period Transferor Amount	$1,865,517,089.21

7. End of Monthly Period Required Transferor Amount	$1,056,075,913.38

SERIES 2007-2 NOMINAL LIQUIDATION AMOUNT

1. Beginning of Monthly Period Series 2007-2 Nominal Liquidation Amount	$1,000,000,000.00

2. Reimbursement of previous reductions in the Series 2007-2 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Balance	$0.00

6. Payments of principal of the Series 2007-2 Notes	$0.00

7. End of Monthly Period Series 2007-2 Nominal Liquidation Amount	$1,000,000,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTAL	GROUP TOTAL
1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$201,493,088.91	$116,431,631.28

3. Interest		$10,178,415.12

4. Net Default Amount		$10,098,817.06

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2007-2 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Principal Funding Account Balance		$0.00

5. Series 2007-2 Floating Allocation Percentage		14.05%

6. Series 2007-2 Finance Charge Collections		$28,301,457.78

7. Series 2007-2 Reallocation Group A Finance Charge Collections		$28,203,744.72

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2007-2 Available Finance Charge Collections		$28,203,744.72

11. Series 2007-2 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2007-2 LIBOR Determination Date		08/13/2008

13. Series 2007-2 Monthly Interest (15-Aug-08 to 14-Sep-08)		$2,376,391.12

14. Series 2007-2 Servicing Fee paid to the servicer		$1,666,666.67

15. Series 2007-2 Default Amount		$2,454,755.99

16. Series 2007-2 Principal Allocation Percentage		14.05%

17. Series 2007-2 Allocation of Principal Collections		915,080,468.23

18. Series 2007-2 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2007-2 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

APPLICATION OF SERIES 2007-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2007-2 Available Finance Charge Collections	$28,203,744.72

2. Class A Notes ($930,000,000)	$2,175,768.07

a. Class A Monthly Interest (Note Interest Rate: 2.71688%)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($30,000,000)	$79,486.07

a. Class B Monthly Interest (Note Interest Rate: 3.07688%)
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($40,000,000)	$121,136.98

a. Class C Monthly Interest (Note Interest Rate: 3.51688%)
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2007-2 Servicing Fee paid to servicer	$1,666,666.67

6. Amount equal to Series 2007-2 Default Amount treated as Series 2007-2 Available Principal Collections	$2,454,755.99

7. Amount equal to unreimbursed reductions in the Series 2007-2 Nominal Liquidation Amount treated as Series 2007-2 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-2 notes treated as Series 2007-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$21,705,930.94

12. Remaining amount paid to the holder of the Transferor Interest	$21,705,930.94

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2007-2

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2007-2 Servicing Fee	$0.00

6. Amount equal to Series 2007-2 Default Amount treated as Series 2007-2 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2007-2 Nominal Liquidation Amount treated as Series 2007-2 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-2 Notes treated as Series 2007-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2007-2 Principal Allocation Percentage	14.05%

2. Series 2007-2 Principal Collections	$915,080,468.23

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2007-2 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$915,080,468.23

5. Other amounts treated as Series 2007-2 Available Principal Collections	$2,454,755.99

6. Series 2007-2 Available Principal Collections (total of items 4 and 5)	$917,535,224.22

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$917,535,224.22

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2007-2

1. Series 2007-2 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:	$0.00

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2007-2 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Accumulation Reserve Account target amount	$0.00

5. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

6. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2007-2 Portfolio Yield
Current Monthly Period	30.32%
Prior Monthly Period	30.49%
Second Prior Monthly Period	29.80%

2. Series 2007-2 Quarterly Portfolio Yield	30.20%

3. Series 2007-2 Base Rate
Current Monthly Period	4.76%
Prior Monthly Period	4.75%
Second Prior Monthly Period	4.76%

4. Series 2007-2 Quarterly Base Rate	4.76%

5. Series 2007-2 Excess Spread Percentage
Current Monthly Period	25.56%
Prior Monthly Period	25.74%
Second Prior Monthly Period	25.03%

6. Series 2007-2 Quarterly Excess Spread Percentage	25.44%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	91.51%
Prior Monthly Period	88.90%
Second Prior Monthly Period	89.62%

8. Quarterly Principal Payment Rate	90.01%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-1
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2008-1 Indenture Supplement, dated as of April 03, 2008, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on September 15, 2008.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September 2008.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-1
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jul-08 to 23-Aug-08
Record Date:	31-Aug-08
Payment Date:	15-Sep-08

TRUST ACTIVITY	TRUST TOTALS
1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	6,413,675

3. Beginning of Monthly Period Principal Receivables, including any additions or removals during the Monthly Period	$7,119,530,395.96

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning of Monthly Period Invested Amount of Collateral Certificates	NA

5. Beginning of Monthly Period Excess Funding Amount	$0.00

6a. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

6b. Beginning of Monthly Period Required Pool Balance	$5,174,989,000.00

7. Beginning of Monthly Period Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,459,530,002.46

9. Principal Collections	$6,514,943,208.30

10. Gross Default Amount	$23,611,100.91

11. End of Monthly Period Principal Receivables	$7,040,506,089.21

12. End of Monthly Period Invested Amount of Collateral Certificates	$0.00

13. End of Monthly Period Excess Funding Account Amount	$0.00

14. End of Monthly Period Pool Balance	$7,040,506,089.21

15. End of Monthly Period Required Pool Balance	$5,174,989,000.00

16. End of Monthly Period Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,404,722

TRUST PERFORMANCE

1. Principal Collections	$6,514,943,208.30

2. Principal Payment Rate	91.51%

3. Net Default Amount	$17,476,709.91

4. Annualized Net Default Rate	2.92%

5. Finance Charge Collections	$201,493,088.91

6. Trust Portfolio Yield (Net of Defaults)	30.77%

7. Delinquencies

31 - 60 Days Delinquent	$95,802,161.49

61 - 90 Days Delinquent	$33,292,021.71

90+ Days Delinquent	$59,376,940.21

Total 30+ Days Delinquent	$188,471,123.41

TRANSFEROR AMOUNT

1. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

2. Beginning of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning of Monthly Period Transferor Amount	$1,944,541,395.96

4. End of Monthly Period Pool Balance	$7,040,506,089.21

5. End of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

6. End of Monthly Period Transferor Amount	$1,865,517,089.21

7. End of Monthly Period Required Transferor Amount	$1,056,075,913.38

SERIES 2008-1 NOMINAL LIQUIDATION AMOUNT

1. Beginning of Monthly Period Series 2008-1 Nominal Liquidation Amount	$913,980,000.00

2. Reimbursement of previous reductions in the Series 2008-1 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Balance	$0.00

6. Payments of principal of the Series 2008-1 Notes	$0.00

7. End of Monthly Period Series 2008-1 Nominal Liquidation Amount	$913,980,000.00

REALLOCATION GROUP A ALLOCATIONS	TRUST TOTAL	GROUP TOTAL

1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$201,493,088.91	$116,431,631.28

3. Interest		$10,178,415.12

4. Net Default Amount		$10,098,817.06

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2008-1 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Principal Funding Account Balance		$0.00

5. Series 2008-1 Floating Allocation Percentage		12.84%

6. Series 2008-1 Finance Charge Collections		$25,866,966.38

7. Series 2008-1 Reallocation Group A Finance Charge Collections		$26,455,065.98

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2008-1 Available Finance Charge Collections		$26,455,065.98

11. Series 2008-1 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2008-1 LIBOR Determination Date		08/13/2008

13. Series 2008-1 Monthly Interest (15-Aug-08 to 14-Sep-08)		$2,849,381.34

14. Series 2008-1 Servicing Fee paid to the servicer		$1,523,300.00

15. Series 2008-1 Default Amount		$2,243,597.88

16. Series 2008-1 Principal Allocation Percentage		12.84%

17. Series 2008-1 Allocation of Principal Collections		836,365,246.35

18. Series 2008-1 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2008-1 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

APPLICATION OF SERIES 2008-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2008-1 Available Finance Charge Collections	$26,455,065.98

2. Class A Notes ($850,000,000)	$2,500,966.33

a. Class A Monthly Interest (Note Interest Rate: 3.41688%)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($27,420,000)	$129,082.15

a. Class B Monthly Interest (Note Interest Rate: 5.46688%)
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($36,560,000)	$219,332.86

a. Class C Monthly Interest (Note Interest Rate: 6.96688%)
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2008-1 Servicing Fee paid to servicer	$1,523,300.00

6. Amount equal to Series 2008-1 Default Amount treated as Series 2008-1 Available Principal Collections	$2,243,597.88

7. Amount equal to unreimbursed reductions in the Series 2008-1 Nominal Liquidation Amount treated as Series 2008-1 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-1 notes treated as Series 2008-1 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$19,838,786.76

12. Remaining amount paid to the holder of the Transferor Interest	$19,838,786.76

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2008-1

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2008-1 Servicing Fee	$0.00

6. Amount equal to Series 2008-1 Default Amount treated as Series 2008-1 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2008-1 Nominal Liquidation Amount treated as Series 2008-1 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-1 Notes treated as Series 2008-1 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2008-1 Principal Allocation Percentage	12.84%

2. Series 2008-1 Principal Collections	$836,365,246.35

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2008-1 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$836,365,246.35

5. Other amounts treated as Series 2008-1 Available Principal Collections	$2,243,597.88

6. Series 2008-1 Available Principal Collections (total of items 4 and 5)	$838,608,844.23

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$838,608,844.23

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2008-1

1. Series 2008-1 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:	$0.00

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2008-1 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Accumulation Reserve Account target amount	$0.00

5. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

6. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2008-1 Portfolio Yield
Current Monthly Period	31.19%
Prior Monthly Period	31.39%
Second Prior Monthly Period	30.61%

2. Series 2008-1 Quarterly Portfolio Yield	31.07%

3. Series 2008-1 Base Rate
Current Monthly Period	5.62%
Prior Monthly Period	5.61%
Second Prior Monthly Period	5.62%

4. Series 2008-1 Quarterly Base Rate	5.62%

5. Series 2008-1 Excess Spread Percentage
Current Monthly Period	25.57%
Prior Monthly Period	25.78%
Second Prior Monthly Period	24.99%

6. Series 2008-1 Quarterly Excess Spread Percentage	25.45%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	91.51%
Prior Monthly Period	88.90%
Second Prior Monthly Period	89.62%

8. Quarterly Principal Payment Rate	90.01%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-2
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2008-2 Indenture Supplement, dated as of August 07, 2008, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on September 15, 2008.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of September 2008.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-2
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Jul-08 to 23-Aug-08
Record Date:	31-Aug-08
Payment Date:	15-Sep-08

TRUST ACTIVITY	TRUST TOTALS
1. Number of days in Monthly Period	31

2. Beginning of Monthly Period Number of Accounts	6,413,675

3. Beginning of Monthly Period Principal Receivables, including any additions or removals during the Monthly Period	$7,119,530,395.96

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning of Monthly Period Invested Amount of Collateral Certificates	NA

5. Beginning of Monthly Period Excess Funding Amount	$0.00

6a. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

6b. Beginning of Monthly Period Required Pool Balance	$5,174,989,000.00

7. Beginning of Monthly Period Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$6,459,530,002.46

9. Principal Collections	$6,514,943,208.30

10. Gross Default Amount	$23,611,100.91

11. End of Monthly Period Principal Receivables	$7,040,506,089.21

12. End of Monthly Period Invested Amount of Collateral Certificates	$0.00

13. End of Monthly Period Excess Funding Account Amount	$0.00

14. End of Monthly Period Pool Balance	$7,040,506,089.21

15. End of Monthly Period Required Pool Balance	$5,174,989,000.00

16. End of Monthly Period Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,404,722

TRUST PERFORMANCE

1. Principal Collections	$6,514,943,208.30

2. Principal Payment Rate	91.51%

3. Net Default Amount	$17,476,709.91

4. Annualized Net Default Rate	2.92%

5. Finance Charge Collections	$201,493,088.91

6. Trust Portfolio Yield (Net of Defaults)	30.77%

7. Delinquencies

31 - 60 Days Delinquent	$95,802,161.49

61 - 90 Days Delinquent	$33,292,021.71

90+ Days Delinquent	$59,376,940.21

Total 30+ Days Delinquent	$188,471,123.41

TRANSFEROR AMOUNT

1. Beginning of Monthly Period Pool Balance	$7,119,530,395.96

2. Beginning of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning of Monthly Period Transferor Amount	$1,944,541,395.96

4. End of Monthly Period Pool Balance	$7,040,506,089.21

5. End of Monthly Period Nominal Liquidation Amount	$5,174,989,000.00

6. End of Monthly Period Transferor Amount	$1,865,517,089.21

7. End of Monthly Period Required Transferor Amount	$1,056,075,913.38

SERIES 2008-2 NOMINAL LIQUIDATION AMOUNT

1. Beginning of Monthly Period Series 2008-2 Nominal Liquidation Amount	$1,061,009,000.00

2. Reimbursement of previous reductions in the Series 2008-2 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Balance	$0.00

6. Payments of principal of the Series 2008-2 Notes	$0.00

7. End of Monthly Period Series 2008-2 Nominal Liquidation Amount	$1,061,009,000.00

REALLOCATION GROUP B ALLOCATIONS	TRUST TOTAL	GROUP TOTAL
1. Nominal Liquidation Amount		$1,061,009,000.00

2. Finance Charge Collections	$201,493,088.91	$30,028,101.42

3. Interest		$4,618,015.98

4. Net Default Amount		$2,604,518.20

5. Servicing Fee paid to the servicer		$1,768,348.33

6. Additional Amounts		$0.00

SERIES 2008-2 ALLOCATIONS

1. Reallocation Group		Group B

2. Shared Excess Available Finance Charge Collections Group		Group B

3. Shared Excess Available Principal Collections Group		Group B

4. Principal Funding Account Balance		$0.00

5. Series 2008-2 Floating Allocation Percentage		14.90%

6. Series 2008-2 Finance Charge Collections		$30,028,101.42

7. Series 2008-2 Reallocation Group B Finance Charge Collections		$30,028,101.42

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2008-2 Available Finance Charge Collections		$30,028,101.42

11. Series 2008-2 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2008-2 LIBOR Determination Date		08/07/2008

13. Series 2008-2 Monthly Interest (7-Aug-08 to 14-Sep-08)		$4,618,015.98

14. Series 2008-2 Servicing Fee paid to the servicer		$1,768,348.33

15. Series 2008-2 Default Amount		$2,604,518.20

16. Series 2008-2 Principal Allocation Percentage		14.90%

17. Series 2008-2 Allocation of Principal Collections		970,908,612.51

18. Series 2008-2 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2008-2 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

APPLICATION OF SERIES 2008-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2008-2 Available Finance Charge Collections	$30,028,101.42

2. Class A Notes ($1,000,000,000)	$4,243,333.33

a. Class A Monthly Interest (Note Interest Rate: 4.02000%)
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Outstanding Additional Interest	$0.00

3. Class B Notes ($26,526,000)	$142,604.88

a. Class B Monthly Interest (Note Interest Rate: 4.96188%)
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Class B Outstanding Additional Interest	$0.00

4. Class C Notes ($34,483,000)	$232,077.77

a. Class C Monthly Interest (Note Interest Rate: 6.21188%)
b. Class C Outstanding Monthly Interest	$0.00
c. Class C Additional Interest	$0.00
d. Class C Outstanding Additional Interest	$0.00

5. Series 2008-2 Servicing Fee paid to servicer	$1,768,348.33

6. Amount equal to Series 2008-2 Default Amount treated as Series 2008-2 Available Principal Collections	$2,604,518.20

7. Amount equal to unreimbursed reductions in the Series 2008-2 Nominal Liquidation Amount treated as Series 2008-2 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-2 notes treated as Series 2008-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A	$21,037,218.91

12. Remaining amount paid to the holder of the Transferor Interest	$21,037,218.91

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE
COLLECTIONS ALLOCATED TO SERIES 2008-2

1. Shared Excess Available Finance Charge Collections	$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest	$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest	$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest	$0.00

5. Applied to unpaid Series 2008-2 Servicing Fee	$0.00

6. Amount equal to Series 2008-2 Default Amount treated as Series 2008-2 Available Principal Collections	$0.00

7. Amount equal to unreimbursed reductions in the Series 2008-2 Nominal Liquidation Amount treated as Series 2008-2 Available Principal Collections	$0.00

8. Deposited to the Accumulation Reserve Account	$0.00

9. Deposited to the Class C Reserve Account	$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-2 Notes treated as Series 2008-2 Available Principal Collections	$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls	$0.00

12. Remaining amount paid to the holder of the Transferor Interest	$0.00

PRINCIPAL COLLECTIONS

1. Series 2008-2 Principal Allocation Percentage	14.90%

2. Series 2008-2 Principal Collections	$970,908,612.51

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2008-2 Servicing Fee and past due amounts thereon	$0.00

4. Item 2 minus Item 3	$970,908,612.51

5. Other amounts treated as Series 2008-2 Available Principal Collections	$2,604,518.20

6. Series 2008-2 Available Principal Collections (total of items 4 and 5)	$973,513,130.71

APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections	$973,513,130.71

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account	$0.00

2. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders	$0.00

2. Class B Noteholders	$0.00

3. Class C Noteholders	$0.00

4. Treated as Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2008-2

1. Series 2008-2 Available Principal Collections Shortfall	$0.00

2. Shared Excess Available Principal Collections	$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account	$0.00

4. During the Early Amortization Period:	$0.00

4a. Paid to the Class A Noteholders	$0.00

4b. Paid to the Class B Noteholders	$0.00

4c. Paid to the Class C Noteholders	$0.00

SERIES 2008-2 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

2. Investment Proceeds on Principal Funding Account	$0.00

3. Accumulation Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

4. Accumulation Reserve Account target amount	$0.00

5. Class C Reserve Account Amount
Opening Balance	$0.00
Additions	$0.00
Withdrawals	$0.00
Ending Balance	$0.00

6. Class C Reserve Account target amount	$0.00

PORTFOLIO PERFORMANCE DATA

1. Series 2008-2 Portfolio Yield
Current Monthly Period	30.43%
Prior Monthly Period	0.00%
Second Prior Monthly Period	0.00%

2. Series 2008-2 Quarterly Portfolio Yield	30.43%

3. Series 2008-2 Base Rate
Current Monthly Period	6.02%
Prior Monthly Period	0.00%
Second Prior Monthly Period	0.00%

4. Series 2008-2 Quarterly Base Rate	6.02%

5. Series 2008-2 Excess Spread Percentage
Current Monthly Period	24.41%
Prior Monthly Period	0.00%
Second Prior Monthly Period	0.00%

6. Series 2008-2 Quarterly Excess Spread Percentage	24.41%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

7. Principal Payment Rate
Current Monthly Period	91.51%
Prior Monthly Period	0.00%
Second Prior Monthly Period	0.00%

8. Quarterly Principal Payment Rate	91.51%

Is the Quarterly Principal Payment Rate greater than 60%?	Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President
ABS Operations